Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2012 and 2013, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥(0)	—	¥(0)

Total liabilities	—	¥(0)	—	¥(0)

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—